Stockholders' Equity (Dividends Declared on Common Stock) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 22, 2014	Mar. 23, 2013	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Dividends Payable [Line Items]
Date Declared	Mar. 12, 2014	Mar. 14, 2013
Per-Share Amounts	$ 0.20	$ 0.175	$ 0.775	$ 0.67	$ 0.555
Total	$ 46.2	$ 42.2
Dividends Declared On Common Stock
Dividends Payable [Line Items]
Record Date	Mar. 24, 2014	Mar. 25, 2013